Inventories	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Inventories [Text Block]
8.	Inventories
	December 31	December 31
	2017	2016
Gold and silver	$5,848	$5,827
Stock piled ore	175	5,285
Work-in-progress	2,444	5,771
Supplies	5,201	5,946
	$13,668	$22,829